Customer Accounts Receivable and Other Current Assets - Summary of Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of accounts receivables [abstract]
Research tax credit	€ 9,217	€ 7,228	€ 5,702	€ 4,340
Other tax claims	5,258	2,618	2,550
Other receivables	1,192	1,883	1,409
Prepaid expenses	2,054	2,725	1,850
Total	€ 17,721	€ 14,454	€ 11,512